Share Capital - Stock Option Activity (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Stock options outstanding - beginning of year (in shares) | shares	47,646	46,685
Stock options granted (in shares) | shares	12,032	16,314
Stock options surrendered for cash settlement (in shares) | shares	(3,979)	(10,871)
Stock options exercised for common shares (in shares) | shares	(757)	(1,003)
Stock options forfeited (in shares) | shares	(6,286)	(3,479)
Stock options outstanding - end of year (in shares) | shares	48,656	47,646
Stock options exercisable (in shares) | shares	17,970	17,057
Weighted average exercise price, options outstanding - beginning of year (in CAD per share) | $ / shares	$ 38.04	$ 37.92
Weighted average exercise price, options granted (in CAD per share) | $ / shares	32.89	34.84
Weighted average exercise price, options surrendered for cash settlement (in CAD per share) | $ / shares	27.24	33.16
Weighted average exercise price, options exercised (in CAD per share) | $ / shares	29.34	34.52
Weighted average exercise price, options forfeited (in CAD per share) | $ / shares	39.65	37.65
Weighted average exercise price, options outstanding - beginning of year (in CAD per share) | $ / shares	37.53	38.04
Weighted average exercise price, options exercisable (in CAD per share) | $ / shares	$ 39.59	$ 38.74